Summary of Significant Accounting Policies - Impact of CF Hedges on Operations, Comp Income and AOCIL (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized as AOCIL on Derivatives, Net of Tax	$ (2,425)	$ 32,854	$ 56,107	$ 17,116	$ (47,528)
Amount of Gain or (Loss) Recognized from AOCIL into Earnings, Net of Tax	2,999	(3,491)	(4,815)	(14,936)	(7,187)
Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized as AOCIL on Derivatives, Net of Tax	(2,425)	32,854	56,107	17,116	(47,528)
Amount of Gain or (Loss) Recognized from AOCIL into Earnings, Net of Tax	2,999	(3,491)	4,815	14,936	7,187
Cash Flow Hedging [Member] | Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized as AOCIL on Derivatives, Net of Tax	(2,425)	(32,854)	56,107	17,116	(47,528)
Cash Flow Hedging [Member] | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized from AOCIL into Earnings, Net of Tax	$ 2,999	$ (3,491)	$ 4,815	$ 14,936	$ 7,187